Equity - Schedule of Distributions Paid (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Ordinary income (in usd per share)	$ 0.22	$ 0.32	$ 0.40
Ordinary income (percent)	37.00%	47.00%	59.00%
Capital gain (in usd per share)	$ 0.08	$ 0	$ 0.18
Capital gain (percent)	13.00%	0.00%	26.00%
Return of capital (in usd per share)	$ 0.30	$ 0.36	$ 0.10
Return of capital (percent)	50.00%	53.00%	15.00%
Total distributions paid (in usd per share)	$ 0.60	$ 0.68	$ 0.68
Total distributions paid (percent)	100.00%	100.00%	100.00%